Inventories - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories [abstract]
Raw materials	$ 101,510	$ 76,440
Finished goods (Note 5)	188,154	179,611	$ 152,716	$ 138,254
Current inventories	$ 289,664	$ 256,051